Schedule of warrants outstanding (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantOutstandingNumber]	955,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.42	$ 225,520	$ 225,520
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.50
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantGrantsInPeriodGross]	550,000	955,500
[custom:ShareBasedCompensationArrangementsByShareBasedPaymentAwardWarrantGrantsInPeriodWeightedAverageExercisePrice]	$ 1.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	500,000	955,500	1.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.50	$ 0.42	$ 225,520
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantOutstandingNumber1]	1,505,500
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice1-2]	$ 0.58